Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	VULCAN MATERIALS COMPANY
Amendment Flag	false
Entity Central Index Key	0001396009
EBP 041
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	VULCAN MATERIALS COMPANY
Amendment Flag	false
Entity Central Index Key	0001396009